American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2023

Ultra Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Automobiles — 3.4%
Tesla, Inc.(1)	3,127,662	541,773,612
Banks — 0.3%
JPMorgan Chase & Co.	322,000	45,067,120
Beverages — 1.8%
Constellation Brands, Inc., Class A	1,263,000	292,409,760
Biotechnology — 3.9%
Genmab A/S(1)	333,000	130,501,520
Gilead Sciences, Inc.	538,000	45,159,720
Regeneron Pharmaceuticals, Inc.(1)	597,598	453,260,155
		628,921,395
Building Products — 1.3%
Advanced Drainage Systems, Inc.	1,367,000	137,848,280
Johnson Controls International PLC	1,121,000	77,987,970
		215,836,250
Capital Markets — 1.4%
MSCI, Inc.	428,994	228,036,051
Chemicals — 0.6%
Ecolab, Inc.	615,000	95,220,450
Commercial Services and Supplies — 0.6%
Copart, Inc.(1)	1,360,808	90,643,421
Distributors — 0.7%
Pool Corp.	291,000	112,212,510
Electrical Equipment — 0.8%
Acuity Brands, Inc.	713,000	134,414,760
Electronic Equipment, Instruments and Components — 1.2%
Cognex Corp.	655,462	35,879,990
Fortive Corp.	1,432,000	97,418,960
Keyence Corp.	127,600	58,743,053
		192,042,003
Energy Equipment and Services — 0.4%
Schlumberger Ltd.	1,126,000	64,159,480
Entertainment — 1.8%
Netflix, Inc.(1)	503,000	177,991,580
Walt Disney Co.(1)	956,755	103,798,350
		281,789,930
Food and Staples Retailing — 2.2%
Costco Wholesale Corp.	676,413	345,741,741
Health Care Equipment and Supplies — 5.9%
Contra Abiomed, Inc.(1)	281,340	286,967
DexCom, Inc.(1)	1,460,000	156,351,400
Edwards Lifesciences Corp.(1)	2,059,000	157,925,300
IDEXX Laboratories, Inc.(1)	357,162	171,616,341
Insulet Corp.(1)	583,000	167,507,560
Intuitive Surgical, Inc.(1)	1,228,287	301,777,833
		955,465,401
Health Care Providers and Services — 3.9%
UnitedHealth Group, Inc.	1,271,000	634,470,490
Hotels, Restaurants and Leisure — 3.0%
Chipotle Mexican Grill, Inc.(1)	197,000	324,336,860

Wingstop, Inc.	977,706	154,937,070
		479,273,930
Household Durables — 0.1%
Sonos, Inc.(1)	979,000	18,052,760
Interactive Media and Services — 7.9%
Alphabet, Inc., Class A(1)	5,765,580	569,869,927
Alphabet, Inc., Class C(1)	6,325,160	631,693,729
Meta Platforms, Inc., Class A(1)	474,886	70,743,768
		1,272,307,424
Internet and Direct Marketing Retail — 5.6%
Amazon.com, Inc.(1)	8,705,451	897,793,161
IT Services — 12.1%
Adyen NV(1)	121,715	184,021,760
Block, Inc.(1)	1,258,000	102,803,760
Mastercard, Inc., Class A	2,231,449	826,975,000
Okta, Inc.(1)	622,000	45,785,420
Visa, Inc., Class A(2)	3,426,958	788,920,001
		1,948,505,941
Life Sciences Tools and Services — 1.1%
Maravai LifeSciences Holdings, Inc., Class A(1)	1,943,000	28,484,380
Waters Corp.(1)	455,000	149,503,900
		177,988,280
Machinery — 2.5%
Donaldson Co., Inc.	951,750	59,341,612
Nordson Corp.	548,000	133,328,400
Westinghouse Air Brake Technologies Corp.	1,216,147	126,248,220
Yaskawa Electric Corp.(2)	1,947,200	76,114,272
		395,032,504
Oil, Gas and Consumable Fuels — 1.7%
EOG Resources, Inc.	2,124,016	280,901,116
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	201,000	55,693,080
Pharmaceuticals — 0.9%
Eli Lilly & Co.	414,000	142,478,100
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	952,765	180,120,223
Semiconductors and Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(1)	1,896,000	142,484,400
Analog Devices, Inc.	1,163,000	199,419,610
Applied Materials, Inc.	2,156,000	240,372,440
ASML Holding NV	190,000	125,713,052
NVIDIA Corp.	2,100,000	410,277,000
		1,118,266,502
Software — 8.5%
DocuSign, Inc.(1)	1,329,000	80,590,560
Microsoft Corp.	4,090,401	1,013,642,272
Paycom Software, Inc.(1)	449,000	145,449,060
Salesforce, Inc.(1)	342,000	57,445,740
Zscaler, Inc.(1)	542,000	67,294,720
		1,364,422,352
Technology Hardware, Storage and Peripherals — 14.0%
Apple, Inc.	15,595,705	2,250,304,274
Textiles, Apparel and Luxury Goods — 3.7%
lululemon athletica, Inc.(1)	1,009,631	309,835,561

NIKE, Inc., Class B	2,296,611	292,427,479
		602,263,040
TOTAL COMMON STOCKS (Cost $5,826,614,703)		16,041,607,061
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	20,300,000	20,300,000
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $13,213,073), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $12,953,139)		12,951,621
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/2026, valued at $41,702,713), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $40,889,861)		40,885,000
		53,836,621
TOTAL SHORT-TERM INVESTMENTS (Cost $74,136,621)		74,136,621
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,900,751,324)		16,115,743,682
OTHER ASSETS AND LIABILITIES — (0.1)%		(13,959,275)
TOTAL NET ASSETS — 100.0%		$16,101,784,407

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,319,665	USD	4,618,798	JPMorgan Chase Bank N.A.	3/31/23	$94,402
EUR	4,541,187	USD	4,945,016	JPMorgan Chase Bank N.A.	3/31/23	9,887
EUR	4,604,478	USD	5,023,421	JPMorgan Chase Bank N.A.	3/31/23	539
USD	116,211,774	EUR	108,529,614	JPMorgan Chase Bank N.A.	3/31/23	(2,205,224)
USD	3,738,486	EUR	3,433,580	JPMorgan Chase Bank N.A.	3/31/23	(7,904)
USD	5,635,805	EUR	5,158,282	JPMorgan Chase Bank N.A.	3/31/23	7,587
USD	5,671,525	EUR	5,205,751	JPMorgan Chase Bank N.A.	3/31/23	(8,486)
JPY	325,497,200	USD	2,471,505	Bank of America N.A.	3/31/23	48,946
USD	40,741,823	JPY	5,512,287,200	Bank of America N.A.	3/31/23	(1,941,948)
USD	2,674,303	JPY	346,175,200	Bank of America N.A.	3/31/23	(6,265)
USD	2,833,817	JPY	366,027,200	Bank of America N.A.	3/31/23	(473)
						$(4,008,939)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $149,861,805. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $155,549,816, which includes securities collateral of $135,249,816.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,466,513,404	$575,093,657	—
Short-Term Investments	20,300,000	53,836,621	—
	$15,486,813,404	$628,930,278	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$161,361	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,170,300	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.